4. CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Convertible Notes Payable [Abstract]
Convertible notes payable

Convertible Notes Payable, Net consisted of the following at September 30, 2018:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net:
November 2014 10% Convertible Notes (due July 1, 2019)	$612,811	$(56,098)	$556,713	$6,668
December 2016 10% Convertible Notes (due July 1, 2019)	379,780	(34,766)	345,014	3,275
Total Convertible Notes Payable, Net	$992,591	$(90,864)	$901,727	$9,943

Convertible Notes Payable, Net consisted of the following at March 31, 2018:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes (due July 1, 2019)	$612,811	$(93,590)	$519,221	$34,386
December 2016 10% Convertible Notes (due July 1, 2019)	379,780	(57,848)	321,932	21,315
Total Convertible Notes Payable, Net	$992,591	$(151,438)	$841,153	$55,701

Convertible Notes Payable, Net consisted of the following at March 31, 2018:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes (due July 1, 2019)	$612,811	$(93,590)	$519,221	$34,386
December 2016 10% Convertible Notes (due July 1, 2019)	379,780	(57,848)	321,932	21,315
Total Convertible Notes Payable, Net	$992,591	$(151,438)	$841,153	$55,701

Convertible Notes Payable, Net consisted of the following at March 31, 2017:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes (due July 1, 2019)	$612,811	$(275,363)	$337,448	$2,555
December 2016 10% Convertible Notes (due July 1, 2019)	680,400	(498,648)	181,752	2,836
Total Convertible Notes Payable, Net	$1,293,211	$(774,011)	$519,200	$5,391

Changes to principal balance of Convertible Note
Activity in the November 2014 10% Convertible Notes
Initial principal balance	$527,780
Increase in principal balance under the second amendment (see above)	165,031
Conversions during the fiscal year ended March 31, 2017	(80,000)
Balance as of September 30, 2018 and March 31, 2018	$612,811

Activity in the December 2016 10% Convertible Notes
Initial principal balance	$680,400
Conversions during the fiscal year ended March 31, 2018	(300,620)
Balance as of September 30, 2018 and March 31, 2018	$379,780

The following table shows the changes to the principal balance of the November 2014 10% Convertible Notes:

Activity in the November 2014 10% Convertible Notes
Initial principal balance	$527,780
Increase in principal balance under the second amendment (see above)	165,031
Conversions during the fiscal year ended March 31, 2017	(80,000)
Balance as of March 31, 2017 & March 31, 2018	$612,811

The following table shows the changes to the principal balance of the December 2016 10% Convertible Notes:

Activity in the December 2016 10% Convertible Notes
Initial principal balance	$680,400
Conversions during the fiscal year ended March 31, 2018	(300,620)
Balance as of March 31, 2018	$379,780